Personnel expenses	12 Months Ended
Dec. 31, 2021
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Disclosure Of Personnel Expenses Explanatory [Text Block]
(5) Personnel expenses

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Wages, salaries incl. other pension costs	277.2	244.3	244.6
Social security costs	47.3	38.5	38.4

Total	324.5	282.8	283.0

In addition to the personnel expense stated in the table above, the Group incurred expenses for share-based payments in the amount of $9.5 million for the year ended Dec. 31, 2021 (2020: $0.3 million; 2019: $0.2 million).
The average number of employees is as follows:

(number of employees)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Manufacturing (incl. Logistics)	902	835	759
Sales, Marketing and Technicians	1,740	1,765	1,841
Research and Development	510	496	484
Administration	597	582	601

Total	3,749	3,678	3,685